Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	$ 41,229	$ 28,308
Cash inflows/(outflows)	(16,266)	10,367
Foreign exchange adjustments	(125)	2,524
Acquisition of PP&E by means of a lease	61	30
Other changes	5
Balance at December 31	24,904	41,229
Interest -bearing loans and borrowings [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	41,151	28,225
Cash inflows/(outflows)	(16,220)	10,408
Foreign exchange adjustments	(117)	2,518
Acquisition of PP&E by means of a lease
Other changes
Balance at December 31	24,814	41,151
Financial lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	78	83
Cash inflows/(outflows)	(46)	(41)
Foreign exchange adjustments	(8)	6
Acquisition of PP&E by means of a lease	61	30
Other changes	5
Balance at December 31	$ 90	$ 78